Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of investment in significant subsidiaries
Name	Background	Ownership
Wimi HK	● A Hong Kong company ● Incorporated on September 4, 2018 ● Primarily engages in the sales of semiconductor products and related accessories	100% owned by Wimi Cayman
VIDA Semicon Co., Limited (“VIDA”)	● A Hong Kong company ● Incorporated on August 21, 2020 ● Primarily engages in the sales of semiconductor products and related accessories	53% owned by Wimi HK
ICinit Limited (“ICinit”)	● A Hong Kong company ● Incorporated on June 1, 2020 ● Primarily engages in the sales of semiconductor products and related accessories	51% owned by Wimi HK
Shenzhen ICinit Technology Co., Ltd. (“SZ ICinit”)

●  A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●  Incorporated on October 12, 2020

●  Registered capital of RMB 10,000,000 (USD 1,532,591)

●  Plan to engage in the sales of computer chip and intelligent chip products

100% owned by ICinit
Wimi WFOE

●  A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●  Incorporated on September 20, 2018

●  Registered capital of RMB 325,500,000 (USD 50,000,000)

●  A holding company

100% owned by Wimi HK
Beijing WiMi	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Registered capital of RMB 5,154,639 (USD 789,995) Primarily engages in Hologram advertising services	VIE of Wimi WFOE
Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”)	● A PRC limited liability company ● Incorporated on June 18, 2012 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Beijing WiMi
Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”)	● A PRC limited liability company ● Incorporated on January 06, 2016 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Shenzhen Kuxuanyou
Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”)	● A PRC limited liability company ● Incorporated on November 15, 2017 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Shenzhen Kuxuanyou
Korgas Shengyou Information Technology Co., Ltd. (“Korgas Shengyou”)**	● A PRC limited liability company ● Incorporated on February 13, 2017 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Dissolved in May 2020
Korgas Wimi Xinghe Network Technology Co., Ltd. (“Korgas Wimi”) *	● A PRC limited liability company ● Incorporated on October 18, 2016 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in Hologram advertising services	100% owned by Beijing WiMi Dissolved in February 2019
Name	Background	Ownership
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Registered capital of RMB 20,000,000 (USD 3,065,181) Primarily engages in mobile games development	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020
Korgas 233 Technology Co., Ltd. (“Korgas 233”)	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Registered capital of RMB 1,000,000 (USD 153,259) Primarily engages in mobile games development	100% owned by Shenzhen Yitian
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● A PRC limited liability company ● Incorporated on January 14, 2019 ● Registered capital of RMB 100,000 (USD 15,326) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”)	● A PRC limited liability company ● Incorporated on May 15, 2020 ● Registered capital of RMB 100,000 (USD 15,326) Primarily engages in mobile games development	100% owned by Shenzhen Yitian
Weidong Technology Co., Ltd. (“Weidong”)	● A PRC limited liability company ● Incorporated on October 28, 2020 ● Registered capital of RMB 50,000,000 (USD 7,662,953) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	● A PRC limited liability company ● Incorporated on October 30, 2020 ● Registered capital of RMB 20,000,000 (USD 3,065,181) Primarily engages in AR advertising services	100% owned by Weidong
Tianjin Weidong Technology Co., Ltd. (“Tianjin Weidong”)

●  A PRC limited liability company

●  Incorporated on October 30, 2020

●  Registered capital of RMB 20,000,000 (USD 3,065,181)
Primarily engages in AR advertising services

●  No operations as of December 31, 2020

60% owned by Weidong
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● A PRC limited liability company ● Incorporated on January 31, 2019 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Name	Background	Ownership
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● A PRC limited liability company ● Incorporated on September 24, 2020 ● Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● A Hong Kong company ● Incorporated on February 22, 2016 ● Primarily engages in MR software development and licensing	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”)	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Primarily engages in MR software development and licensing	100% owned by Micro Beauty
Lixin Technology Co., Ltd. (“Lixin Technology”)

●  A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●  Incorporated on August 4, 2020

●  Registered capital of RMB 200,000,000 (USD 30,651,811)

● Primarily engages in research, development and sale of computer chip and intelligent chip products

100% owned by Wimi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)

●  A PRC limited liability company

●  Incorporated on October 10, 2020

●  Registered capital of RMB 50,000,000 (USD 7,662,953)

● Plan to support the daily operations of Lixin Technology, no operations as of December 31, 2020

100% owned by Lixin Technology
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● A Cayman company ● Incorporated on September 24, 2020 ● Primarily engages in the development of central processing algorithm and cloud computing services	86.5% owned by Wimi Cayman
Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	● A Singapore company ● Incorporated on January 9, 2009 ● Capital of RMB 3,262,457 (USD 500,001) ● Primarily engages in customization of central processing units	100% owned by VIYI Acquired in September 2020
Excel Crest Limited (“Excel Crest”)	● A Hong Kong company ● Incorporated on September 10, 2020 ● Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of December 31, 2020	100% owned by Fe-da Electronics
VIYI Technology Ltd. (“VIYI Ltd”)	● A Hong Kong company ● Incorporated on October 9, 2020 ● A holding company ● No operations as of December 31, 2020	100% owned by VIYI
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on November 18, 2020 ● Registered capital of RMB 195,747,000 (USD 30,000,000) ● A holding company	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)

●  A PRC limited liability company

●  Incorporated on November 30, 2020

●  Registered capital of RMB 50,000,000 (USD 7,662,953)

● Plans to engage in providing software support services, no material operations as of December 31, 2020

58% owned by VIYI Ltd